Decommissioning Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Credit-adjusted risk-free rate		5.00%	5.00%
Forecast
Disclosure of credit risk exposure [line items]
Expected settlement of decommissioning liabilities	$ 150